WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS
NOTE 9 WARRANTS

As of March 31, 2017, the Company had 67,640,513 warrants outstanding to purchase 1,392 shares of common stock. The following table outlines the warrants outstanding as of March 31, 2017:

Warrants	Outstanding	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	48	$1.36	April 2021 - July 2021
Class B	1,310,956	29	$1.36	April 2021 - July 2021
Series B	1,074,082	34	$660.5 million	March 2021 - July 2021
Series D	2,361,468	1,193	$1.36	June 2021
2015 Subordination	71,131	37	$1.36	June 2021
Series G	3,075,000	30	$1.36	June 2021
Series H	56,250,000	7	$1.36	December 2021
2016 Subordination	1,687,500	2	$1.36	December 2021
Common	277,778	12	$1.36 - $277.2 billion	October 2019 - July 2021
Total Warrants	67,640,513	1,392

During the three months ended March 31, 2017 there were 94,553 warrants exercisable into 7 shares of common stock that expired without being exercised. There was no other activity on any other warrants during the period.

The following table summarizes the common stock warrant activity during the three months ended March 31, 2017:

	Common Stock Warrants	Weighted Average Exercise Price Per Share Millions $	Weighted Average Remainder Contractual Term in Years
As of March 31, 2017:
Warrants outstanding as of January 1, 2017	67,735,066	3,449.2	4.9
Granted	-	-	-
Exercised	-	-	-
Extinguished	-	-	-
Expired	(94,553)	1,269,694.3	-
Warrants outstanding as of March 31, 2017	67,640,513	816.2	4.7

NOTE 11    WARRANTS

As of December 31, 2015, the Company had 13,219,597 warrants outstanding to purchase 160 shares of common stock.

The following table outlines the warrants outstanding and exercisable as of December 31, 2015. All warrants have been accounted for as derivative liabilities (see NOTE 12 FAIR VALUE LIABILITIES):

Warrants	Outstanding and Exercisable	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share ($ millions)	Expiration
Class A	1,532,598	48	$3,200	April 2021 - July 2021
Class B	1,310,956	29	$3,200	April 2021 - July 2021
Series B	1,074,082	34	$882,000	March 2021 - July 2021
Series C	5,229,973	13	$257,000	January 2017
Series D	3,503,116	8	$3,200	June 2021
2015 Subordination	105,516	2	$3,200	June 2021
Common	463,356	26	$201,600 - $3,224,000	April 2016 - July 2021
Total Warrants	13,219,597	160

The following table outlines the warrants outstanding as of December 31, 2016. All warrants have been accounted for as derivative liabilities (see NOTE 12 FAIR VALUE LIABILITIES):

Warrants	Outstanding	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	48	$12,000	April 2021 - July 2021
Class B	1,310,956	29	$12,000	April 2021 - July 2021
Series B	1,074,082	34	$55.0 billion	March 2021 - July 2021
Series D	2,361,468	1,193	$12,000	June 2021
2015 Subordination	71,131	37	$12,000	June 2021
Series G	3,075,000	30	$12,000	June 2021
Series H	56,250,000	7	$12,000	December 2021
2016 Subordination	1,687,500	2	$12,000	December 2021
Common	372,331	19	$12,000 - $3,225.6 billion	February 2017 - July 2021
Total Warrants	67,735,066	1,399

All Warrants with the exception of the Series H and 2016 Subordination Warrants are exercisable as of December 31, 2016. All Warrants require derivative liability treatment due to the Company not having sufficient authorized shares to settle these warrants all in shares.

Class A Warrants and Class B Warrants

During the year ended December 31, 2015, 508,641 Class A Warrants were exercised pursuant to the cashless exercise provision of the warrant resulting in the issuance of 1 share of common stock and 334,889 Class B Warrants were exercised pursuant to the cashless exercise provision of the warrant resulting in the issuance of 1 share of common stock. The Company did not have any issuances or exercises of the Class A Warrants or Class B Warrants during the year ended December 31, 2016. These warrants include a provision which provides that their exercise prices be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise prices per share of common stock as of December 31, 2016 is shown in the table above.

Series A Warrants

During the year ended December 31, 2015, 1,074,082 Series A Warrants were exercised into 1 share of common stock resulting in net cash proceeds of $2,252,020. The Series A Warrants expired on October 15, 2015 and all remaining 248,418 outstanding Series A Warrants expired unexercised.

Series B Warrants

During the year ended December 31, 2015, the Company issued 1,074,082 Series B Warrants pursuant to the exercise of 1,074,082 Series A Warrants. The Company did not have any issuances or exercises of the Series B Warrants during the year ended December 31, 2016. These warrants include a provision which provides that their exercise prices be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise price per share of common stock as of December 31, 2016 is shown in the table above.

Series C Warrants

In connection with the February 2015 Units Offering, the Company issued Series C Warrants to purchase 26 shares of common stock as part of the Units sold in the follow-on offering (see NOTE 10 COMMON AND PREFERRED STOCK) with and exercise price of $4.2 billion per share and expire in five years. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock and the exercise price. The Series C Warrants have a cashless exercise provision where in lieu of payment of the exercise price in cash, the holder may receive, at the Company’s discretion, either a cash payment of a predetermined Black Scholes Value of the number of shares the holder elects to exercise, or a number of shares of the Company’s common stock determined according to a cashless exercise formula using the predetermined Black Scholes Value. On December 11, 2015, an amendment was made to the Series C Warrants to require that all warrants be exercised within 25 trading days or be subject to a mandatory exercise provision.

In June 2015, 48,000 of the Units were separated early pursuant to the optional early separation as 384,000 Series C Warrants were exercised into 1 share of common stock resulting in cash proceeds of $979,200. On August 25, 2015 the remaining 2,676,000 Units separated into 2,676,000 shares of Series E Convertible Preferred Stock and 21,408,000 Series C Warrants.

From August 25, 2015 through December 31, 2015, 15,128,027 Series C Warrants were exercised pursuant to the cashless exercise provision resulting in the issuance of 12 shares of Common Stock.

During the year ended December 31, 2015, 14,750 Underwriter Purchase Options were exercised for cash in the amount of $162,250. Upon the exercise of these options, 118,000 Series C Warrants were issued and immediately exercised pursuant to the cashless exercise provision resulting in the issuance of 1 share of common stock.

As of December 31, 2015, 5,229,973 Series C Warrants remained outstanding. Had the cashless exercise provision been exercised by all holders of our Series C Warrants at December 31, 2015, the Company would have had to either pay $11.7 million in cash or issue 12 shares of common stock. The number of shares of common stock that would be required to satisfy the cashless exercise provision increases as the price of the Company’s stock decreases and decreases as the price of the Company’s stock increases.

During the year ended December 31, 2016, 5,229,973 Series C Warrants were exercised pursuant to the cashless exercise provision. The Company settled 5,091,815 of the Series C Warrant exercises through the issuance of 1 shares of common stock and the Company settled 138,158 of the Series C Warrant exercises with cash in the amount of $314,879. On January 21, 2016 all outstanding Series C Warrants were mandatorily exercised utilizing the cashless provision of the warrants and the corresponding shares of common stock issued. As of December 31, 2016 there are 47,528 Series C Warrant certificates that have yet to be delivered to the Company representing 1 share of common stock.

Series D Warrants

In connection with the issuance of the 2015 Notes, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 8 shares of Common Stock. Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. The Series D Warrants are exercisable on a cashless basis. As of December 31, 2015, each Series D Warrant was exercisable at an exercise price of $1.6 million per share of common stock, subject to adjustments for certain dilutive events.

The Series D Warrants included an adjustment provision which provides that the number of common shares the Series D Warrants are exercisable into will increase on December 31, 2016 to be 16.6% of the sum of the number of shares actually outstanding on December 31, 2016 plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options, warrants or convertible securities of the Company. Accordingly, the Company adjusted the Series D Warrants such that they are exercisable into 1,193 shares of common stock as of December 31, 2016. All other terms remain the same as the original Series D Warrant. The Series D Warrants include a provision which provides that their exercise price be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise price per share of common stock for the Series D Warrants as of December 31, 2016 is shown in the table above.

2015 Subordination Warrants

The 2015 Subordination Warrants were issued to Spring Forth Investments LLC and Utah Autism Foundation in relation to their agreement to enter into subordination agreements with the collateral agent in the Note Financing whereby each agreed to subordinate their debt to the Notes issued in the Note Financing. The Subordination Warrants have the same general material terms and conditions of the Series D Warrants. The 2015 Subordination Warrants were exercisable for 2 shares of common stock at December 31, 2015. Each Subordination Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each 2015 Subordination Warrant was initially exercisable at a price of $1.6 million per share, subject to adjustments for certain dilutive events (same as the Series D Warrants).

The 2015 Subordination Warrants included an adjustment provision which provides that the number of common shares the 2015 Subordination Warrants are exercisable into will increase on December 31, 2016 to be 0.5% of the sum of the number of shares actually outstanding on December 31, 2016 plus the number of shares of common stock deemed to be outstanding pursuant to all outstanding options, warrants or convertible securities of the Company. Accordingly, the Company adjusted the 2015 Subordination Warrants such that they are exercisable into 37 shares of common stock as of December 31, 2016. All other terms remain the same as the original 2015 Subordination Warrant. The 2015 Subordination Warrants include a provision which provides that their exercise price be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise price per share of common stock for the 2015 Subordination Warrants as of December 31, 2016 is shown in the table above.

Series E Warrants

In connection with the February 2016 Unit offering the Company issued Series E Warrants to purchase 70 shares of common stock as part of the units sold in the offering (see NOTE 10 COMMON AND PREFERRED STOCK). The Series E Warrants expire six years from the date of grant, were not exercisable for one year and which exercise was subject to a shareholder vote and an increase in the number of authorized shares of common stock the Company can issue. On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 1 share of common stock of the Company in exchange for the surrender by the holders to the Company of all 58,800,000 Series E Warrants exercisable to acquire approximately 2.5 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.5 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company (see NOTE 10 COMMON AND PREFERRED STOCK).

Series G Warrants

In connection with the June 2016 Unit Offering, the Company issued Series G Warrants to purchase 31 shares of common stock as part of the units sold in the offering (see NOTE 10 COMMON AND PREFERRED STOCK). The Series G Warrants expire 5 years after the date of issuance. On July 11, 2016, 85,000 of the Series G Warrants were exercised for cash in the amount of $113,900. Pursuant to the exercise of these warrants, the Company issued 1 share of common stock. The Series G Warrants include a provision which provides that their exercise price be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise price per share of common stock for the Series G Warrants as of December 31, 2016 is shown in the table above.

Series H Warrants

In connection with the issuance of the 2016 Notes, the Company issued 56,250,000 Series H Warrants exercisable for 7 shares of common stock. Each Series H Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter. The Series H Warrants include a provision which provides that their exercise price be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise price per share of common stock for the Series H Warrants as of December 31, 2016 is shown in the table above.

2016 Subordination Warrants

In consideration of the Utah Autism Foundation and Spring Forth Investments LLC entering into subordination agreements in connection with the 2016 Notes, the Company has agreed to issue to the entities warrants exercisable for 2 shares of common stock (the “2016 Subordination Warrants”).  The 2016 Subordination Warrants have the same material terms and conditions as the Series H Warrants. Each 2016 Subordination Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter. The 2016 Subordination Warrants include a provision which provides that their exercise price be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices. The exercise price per share of common stock for the 2016 Subordination Warrants as of December 31, 2016 is shown in the table above.

Common Warrants

For the year ended December 31, 2015, the Company granted 25,000 Common Stock warrants exercisable into 1 share of common stock to a consultant of the Company. The warrants are fully vested, have an exercise price of $129.0 million per share and expire in August 2020. The Company recorded an expense in the amount of $54,489 on the date of grant which represents the fair value of the warrants. The Company estimates the fair value of the warrants at grant date using a Black-Scholes valuation model. The estimates in the Black-Scholes option-pricing model are based, in part, on assumptions, including a stock price volatility of 127.37%, the warrant life of 5 years, a risk free rate of 1.53%, the fair value of $153.60 of the equity stock underlying the option and the aggregate exercise price of $153.60 for one share of common stock. During the year ended December 31, 2016 there were 91,025 Common Warrants exercisable into 7 shares of common stock that expired without being exercised. There were no other issuances or exercises of Common Warrants during the year ended December 31, 2016. Certain Common Warrants include a provision which provides that the exercise price of these certain Common Warrants will be adjusted in connection with certain equity issuances by the Company. During the year ended December 31, 2016 there were numerous adjustments to the exercise prices of these certain Common Warrants. As of December 31, 2016, the exercise price certain Common Warrants is $6.00 per share of common stock.

Underwriters’ Unit Purchase Option

In connection with the February 2015 Units Offering, the Company issued to the representative of the underwriters’ a Unit Purchase Option (“Option”) to purchase a number of our Units equal to an aggregate of 5% of the Units sold or 136,200 Units. The purchase option has an exercise price equal to 125% of the public offering price of the Units or $11.00, and the units may be exercised on a cashless basis and will expire 5 years from the date of issue. Each Unit consists of one share of Series E Convertible Preferred Stock and eight Series C Warrants. During the year ended December 31, 2015, 14,750 Underwriter Purchase Options were exercised for cash in the amount of $162,250. Pursuant to the exercise of these options, 14,750 shares of Series E Convertible Preferred Stock were issued and immediately converted into 1 share of common stock and 118,000 Series C Warrants were issued and immediately exercise pursuant to the cashless exercise provision into 1 share of common stock. As of December 31, 2015, 121,450 Unit Purchase Options remained outstanding. During the year ended December 31, 2016, 121,450 Underwriters’ Unit Purchase Options were exercised for cash in the amount of $1,335,950. Pursuant to the exercise of these options, 121,450 shares of Series E Convertible Preferred Stock were issued and immediately converted into 1 share of common stock and 972,320 Series C Warrants were issued and immediately exercised pursuant to the cashless exercise provision of the Series C Warrants into 1 share of common stock. There are no outstanding Underwriters’ Unit Purchase Options as of December 31, 2016.

The following table summarizes the common stock warrant activity during the years ended December 31, 2016 and 2015:

	Common Stock Warrants	Weighted Average Exercise Price Per Share $ millions	Weighted Average Remainder Contractual Term in Years
As of December 31, 2015:
Warrants outstanding as of January 1, 2015	5,447,940	7,005.6	4.9
Granted	26,617,714	4,552.8	4.3
Exercised	(17,547,639)	4,149.6	4.0
Expired	(1,298,418)	4,166.4	3.4
Warrants outstanding as of December 31, 2015	13,219,597	4,552.8	4.7
As of December 31, 2016:
Warrants outstanding as of January 1, 2016	13,219,597	4,552.8	4.7
Granted	119,897,500	11.3	5.7
Exercised	(5,314,973)	4,100.5	4.1
Extinguished	(59,976,033)	402.7	5.9
Expired	(91,025)	1,008,000.0	-
Warrants outstanding as of December 31, 2016	67,735,066	5.5	4.9